Performance Management - Main Active Rotation ETF	Aug. 04, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Updated performance information is available at no cost by visiting www.mainmgtetfs.com or by calling 1-866-ETF-XPRT (1-866-383-9778).

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.mainmgtetfs.com
Performance Availability Phone [Text]	1-866-ETF-XPRT (1-866-383-9778)